Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	23.67%	13.26%	9.91%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	23.33%	12.97%	9.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.09%